                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-07567
                 ----------------------------------------------

                 STATE STREET NAVIGATOR SECURITIES LENDING TRUST
 ------------------------------------------------------------------------------
               (Exact name of Registrant as specified in charter)

                               One Lincoln Street
                                    4th Floor
                                Boston, MA 02111
 ------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

    (Name and Address of Agent for Service)                 Copy to:

   Julie Tedesco, Vice President and Counsel         Philip H. Newman, Esq.
      State Street Bank and Trust Company             Goodwin Procter LLP
         225 Franklin Street, 2nd Floor                  Exchange Place
          Boston, Massachusetts 02110             Boston, Massachusetts 02109

Registrant's telephone number, including area code:  (617) 662-3968

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2005

ITEM 1:  REPORTS TO SHAREHOLDERS.

                        STATE STREET NAVIGATOR SECURITIES
                        LENDING PRIME PORTFOLIO
                        SEMI-ANNUAL REPORT
                        JUNE 30, 2005

                       STATE STREET BANK TRUST AND COMPANY
            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                               AS OF JUNE 30, 2005

MANAGEMENT DISCUSSION AND ANALYSIS

The State Street Navigator Securities Lending Prime Portfolio (the "Prime Portfolio") is a 2a-7 money market fund. The Prime Portfolio's balances are derived from the cash collateral received from securities lending. The Prime Portfolio has been managed consistently with the objectives of providing liquidity and preserving capital while investing in high-quality instruments and offering competitive returns.

Discussion - Economic Environment

As 2005 began, the U.S. economic recovery continued to gather momentum. Non-farm payroll growth in the first quarter - albeit slower than was expected for the first two months - posted respectable gains. Manufacturing (as measured by the Institute for Supply Management and Chicago Purchasing Managers indices), housing starts and building permits remained strong. Midway through the quarter, perhaps one of the biggest surprises was the unexpected jump in the core producer price index (PPI). The figure exceeded consensus estimates four-fold with the majority of the increase due to a rise in core intermediate goods.

At the outset of the second quarter, the recovery lost some of its economic traction. Employment gains were weak. Retail sales (on both a headline and core basis) came in less than market expectations. Inflation also provoked some concern. Overall PPI increased on a monthly basis, coming in stronger than anticipated. Headline and core consumer price inflation also surpassed expectations on a month-over-month basis.

Discussions surrounding the existence of a "soft patch" continued mid-quarter. Supporters of the theory pointed to national and regional manufacturing indices showing a slowdown in that sector. Capacity utilization came in below consensus estimates and lower than the prior reading. Naysayers of the "soft patch" theory pointed to the strong non-farm employment report (number of jobs created, average hourly wages and average workweek) and retail sales. The recovery remained mixed through the end of the second quarter.

Discussion - Fed Focus

The Federal funds rate began the year at 2.25%. As the first half of the year progressed, market expectations gradually increased as to the potential year-end level in the funds rate. For the majority of January and the first half of February, the Fed funds futures market priced in 100 bps-125 bps in tightenings for 2005. (The benchmark rate was raised to 2.50% in February.)

In its statement following the March Federal Open Market Committee (FOMC) meeting [and an expected 25 basis point (bp) hike in the benchmark rate to 2.75%], the Fed elaborated its concern relative to higher prices by commenting that "though longer-term inflation expectations remain well contained, pressures on inflation have picked up in recent months and pricing power is more evident." Also, the insertion of the phrase "with appropriate monetary policy action" in discussing the equally balanced risks to inflation or an economic slowdown left open the possibility that the Fed can remove the "measured" language at the May meeting, and begin moving in 50 bp increments if warranted by economic data. With the changes in the Fed's statement (and the effect in the Federal funds futures market), the probability of a 50 bp tightening at some point in the cycle increased as did the likelihood of the Fed target in the 4.00%-4.25% range by year end.

With April's disappointing data and the sentiment expressed in the minutes from the March FOMC meeting (released in April), the Fed funds futures market changed its pricing of the year-end funds rate from the 4% handle to 3.75% with the Fed pausing at two meetings.

At the May meeting, the FOMC did as expected and tightened its benchmark rate a quarter percentage point to 3.00%. In its statement, the FOMC noted that growth had eased from its "solid pace" due to the rise in energy prices. Prior to the meeting, market participants debated whether the "measured" language would remain in the statement. The Fed kept the language but qualified it by adding that the current tightening cycle - despite being done in a "measured" way - could include a pause or a more aggressive tightening, all being event-driven. The Federal funds futures market continued to expect a 25 bp tightening at the June 30th FOMC meeting, 50 bps by the end of September (which is inclusive of the 25 bps from June), and a strong likelihood of another 25 bp tightening in December to bring the target rate to 3.75% by year end.

The FOMC raised its benchmark interest rate a quarter percentage point for the ninth consecutive time at its June meeting, bringing the Federal funds target rate to 3.25%, and keeping its post-meeting statement relatively identical to the statement issued following May's meeting. The FOMC did maintain its "accommodative" stance and its policy to tighten rates at a "measured" pace, leaving many to believe that the Fed is not nearing the end of its rate hike cycle. Prior to the meeting, futures prices for Fed funds indicated that the market expected two additional quarter-point rate hikes (in August and September) to bring Fed funds to 3.75% by December. However, following the meeting, the futures market priced in a reasonable probability of another 25 bp tightening at the December meeting, potentially bringing the target rate to 4.00%.

Strategy

The Prime Portfolio was managed in anticipation of future rate hikes by the Fed. This was accomplished by maintaining shortened durations and increasing liquidity - providing the ability to be more responsive to yield curve steepenings due to upside surprises in economic data releases or any change in Fed rhetoric, as well as allow the Prime Portfolio to recover more quickly following rate hikes.

While most purchases of reinvestment assets were at the shorter end of the curve, some purchases were made further out on the curve when value became evident.

There has been no material change in the type of investments purchased.

The Prime Portfolio will continue to be managed to meet the objectives of offering competitive returns, adequate liquidity, and a stable net asset value.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
EXPENSE EXAMPLE (UNAUDITED)
JUNE 30, 2005

EXPENSE EXAMPLE

As a shareholder of the State Street Navigator Securities Lending Prime Portfolio (the "Fund"), you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2005 to June 30, 2005.

The table below illustrates your Fund's costs in two ways:

      - BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the actual return of the Fund, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

            To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

      - BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2005

                                      BEGINNING         ENDING       EXPENSES PAID
                                    ACCOUNT VALUE    ACCOUNT VALUE      DURING
                                   JANUARY 1, 2005   JUNE 30, 2005     PERIOD *
                                   ---------------   -------------   -------------
BASED ON ACTUAL PORTFOLIO RETURN      $1,000.00        $1,013.50         $0.25

BASED ON HYPOTHETICAL (5% RETURN
BEFORE EXPENSES)                      $1,000.00        $1,024.55         $0.25

* The calculations are based on expenses incurred in the most recent fiscal period of the Fund. The annualized average weighted expense ratio as of June 30, 2005, was 0.05%. The dollar amounts shown as "Expenses Paid" are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO
PORTFOLIO STATISTICS (UNAUDITED)
JUNE 30, 2005

PORTFOLIO COMPOSITION BY INVESTMENT TYPE*                   JUNE 30, 2005
--------------------------------------------------------    -------------
Repurchase Agreements                                           35.07%
Yankee Certificates of Deposit                                  22.86%
Commercial Paper                                                10.10%
Medium Term Notes                                                6.17%
Certificates of Deposit                                          5.62%
Bank Notes                                                       4.61%
Time Deposits                                                    4.61%
Euro Certificates of Deposit                                     4.45%
U.S. Government Agency Obligations                               2.83%
Promissory Notes                                                 2.53%
Master Notes                                                     1.09%
Other assets less liabilities                                    0.06%
                                                               ------
TOTAL                                                          100.00%
                                                               ------

*As a percentage of net assets as of the date indicated.

PORTFOLIO COMPOSITION BY RATING*                            JUNE 30, 2005
--------------------------------                            -------------
A-1+                                                            46.12%
A-1                                                             18.75%
Repurchase Agreements                                           35.07%
Other assets less liabilities                                    0.06%
                                                               ------
TOTAL                                                          100.00%
                                                               ------

* As a percentage of net assets as of the date indicated. The Portfolio's composition will vary over time.

           STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2005 (UNAUDITED)

              NAME OF ISSUER                       INTEREST    MATURITY      PRINCIPAL        AMORTIZED
            AND TITLE OF ISSUE                       RATE        DATE         AMOUNT             COST +
---------------------------------------------      --------   ----------   -------------   ----------------
COMMERCIAL PAPER -- 10.10%
ABCP CREDIT ARBITRAGE -- 1.03%
  Grampian Funding Ltd.                               3.390%  11/22/2005   $ 100,000,000   $     98,644,000
  Grampian Funding Ltd.                               3.410%  12/02/2005     315,000,000        310,405,025
  Newport Funding Corp.                               3.280%  08/09/2005     100,000,000         99,644,667
                                                                                           ----------------
                                                                                                508,693,692
                                                                                           ----------------
ABCP COLLATERILIZED DEBT OBLIGATIONS -- 0.59%
  Klio Funding Corp.                                  3.300%  07/25/2005     184,938,000        184,531,136
  Klio Funding Corp.                                  3.300%  07/27/2005     111,000,000        110,735,450
                                                                                           ----------------
                                                                                                295,266,586
                                                                                           ----------------
ABCP HYBRID -- 0.73%
  Scaldis Capital                                     3.280%  07/25/2005     365,000,000        364,201,867
                                                                                           ----------------
ABCP RECEIVABLES AND SECURITIES -- 4.53%
  Amstel Funding Corp.                                3.300%  07/26/2005     241,583,000        241,029,372
  Amsterdam Funding Corp.                             3.280%  07/29/2005     150,000,000        149,617,333
  Fairway Finance Corp. (a)                           3.186%  07/15/2005     150,000,000        149,995,584
  Gemini Securitization LLC                           3.280%  08/09/2005     150,000,000        149,467,000
  Park Avenue Receivables                             3.290%  08/09/2005      94,043,000         93,707,815
  Sheffield Receivables Corp.                         3.280%  07/22/2005     129,430,000        129,182,357
  Sheffield Receivables Corp.                         3.280%  07/27/2005     199,610,000        199,137,146
  Sheffield Receivables Corp.                         3.280%  07/28/2005     150,000,000        149,631,000
  Sheffield Receivables Corp.                         3.290%  07/28/2005      53,650,000         53,517,619
  Thames Asset Global Security No. 1 Inc.             3.240%  07/20/2005     311,779,000        311,245,858
  Thames Asset Global Security No. 1 Inc.             3.250%  07/20/2005     321,197,000        320,646,058
  Windmill Funding Corp.                              3.280%  07/29/2005      50,000,000         49,872,444
  Windmill Funding Corp.                              3.290%  08/03/2005      50,000,000         49,849,209
  Windmill Funding Corp.                              3.240%  08/05/2005     200,000,000        199,370,000
                                                                                           ----------------
                                                                                              2,246,268,795
                                                                                           ----------------
ABCP SINGLE SELLER -- 0.86%
  Citibank Credit Card (Dakota Notes)                 3.290%  07/29/2005     200,000,000        199,488,222
  Park Granada LLC                                    3.310%  07/29/2005     230,000,000        229,407,878
                                                                                           ----------------
                                                                                                428,896,100
                                                                                           ----------------
BANK FOREIGN -- 1.75%
  Alliance & Leicester Plc                            3.280%  07/18/2005      62,000,000         61,903,969
  Den Danske Bank                                     3.390%  12/02/2005     170,000,000        167,534,717
  Ixis Corp.                                          3.290%  08/05/2005     150,000,000        149,520,208
  Nationwide Building Society                         3.280%  07/28/2005      66,400,000         66,236,656
  Skandinaviska Enskilda Banken AB (a) (b)            3.236%  07/18/2005     150,000,000        150,000,000
  Skandinaviska Enskilda Banken AB (a) (b)            3.250%  07/20/2005     275,000,000        275,000,000
                                                                                           ----------------
                                                                                                870,195,550
                                                                                           ----------------
BROKERAGE -- 0.61%
  Morgan Stanley (a)                                  3.518%  07/01/2005     300,000,000        300,000,000
                                                                                           ----------------
TOTAL COMMERCIAL PAPER                                                                        5,013,522,590
                                                                                           ----------------

CERTIFICATES OF DEPOSIT -- 5.62%
BANK DOMESTIC -- 5.62%
  National City Bank (a)                              3.113%  07/08/2005     350,000,000        349,942,829
  National City Bank (a)                              3.070%  09/06/2005     250,000,000        249,970,983
  National City Bank (a)                              3.060%  09/13/2005     250,000,000        249,976,305
  Suntrust Bank (a)                                   3.134%  07/11/2005     435,000,000        434,979,561
  Washington Mutual                                   3.280%  08/09/2005     405,000,000        405,000,000
  Wells Fargo Bank & Co. (a)                          3.144%  07/05/2005     500,000,000        500,000,000
  Wells Fargo Bank & Co.                              3.270%  07/29/2005     200,000,000        199,998,356

The accompanying notes are an integral part of these financial statements.

           STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2005 (UNAUDITED)

            NAME OF ISSUER                       INTEREST    MATURITY       PRINCIPAL        AMORTIZED
          AND TITLE OF ISSUE                       RATE        DATE          AMOUNT            COST +
----------------------------------------        --------   ----------   ---------------   ---------------
CERTIFICATES OF DEPOSIT -- (CONTINUED)
  Wells Fargo Bank & Co.                           3.270%  07/29/2005   $   400,000,000   $   399,996,898
                                                                                          ---------------
TOTAL CERTIFICATES OF DEPOSIT                                                               2,789,864,932
                                                                                          ---------------

YANKEE CERTIFICATES OF DEPOSIT -- 22.86%
BANK FOREIGN -- 22.86%
  Banco Bilboa Vizcaya                             3.175%  08/10/2005       150,000,000       150,000,000
  Banco Bilboa Vizcaya (a)                         3.310%  09/09/2005       150,000,000       149,971,967
  Bank of Montreal (a)                             3.195%  07/22/2005       110,000,000       109,989,495
  Bank of Nova Scotia (a)                          3.270%  07/29/2005       150,000,000       149,975,108
  Barclays Bank Plc (a)                            3.068%  07/05/2005       100,000,000        99,990,477
  Barclays Bank Plc (a)                            3.326%  07/29/2005       400,000,000       400,000,000
  BNP Paribas SA (a)                               3.178%  07/19/2005       540,000,000       539,896,068
  BNP Paribas SA (a)                               3.200%  07/21/2005       150,000,000       149,957,853
  BNP Paribas SA (a)                               3.215%  07/25/2005       125,000,000       124,959,156
  BNP Paribas SA                                   3.180%  08/09/2005       175,000,000       175,000,940
  Calyon NY (a)                                    3.140%  07/13/2005       100,000,000        99,998,815
  Calyon NY                                        3.425%  11/01/2005       165,000,000       164,998,609
  Calyon NY                                        3.745%  06/14/2006        60,000,000        59,991,619
  Calyon NY                                        3.775%  06/15/2006       185,000,000       184,974,093
  Canadian Imperial Bank of Commerce (a)           3.090%  07/05/2005       150,000,000       149,996,743
  Canadian Imperial Bank of Commerce (a)           3.238%  07/25/2005       150,000,000       149,984,344
  Canadian Imperial Bank of Commerce (a)           3.266%  07/29/2005       385,000,000       384,927,482
  Canadian Imperial Bank of Commerce (a)           3.270%  07/29/2005       345,000,000       344,928,830
  Canadian Imperial Bank of Commerce               3.790%  06/19/2006       115,000,000       114,989,144
  Canadian Imperial Bank of Commerce               3.795%  06/19/2006       232,000,000       231,967,152
  Credit Suisse First Boston                       3.280%  07/27/2005       750,000,000       750,000,000
  Credit Suisse First Boston                       3.280%  07/28/2005       250,000,000       250,000,000
  Deutsche Bank                                    3.290%  08/09/2005     1,000,000,000     1,000,000,000
  Deutsche Bank                                    3.290%  08/09/2005       300,000,000       300,000,000
  Dexia Bank (a)                                   3.046%  07/01/2005       240,000,000       239,954,733
  Dexia Bank (a)                                   3.060%  07/05/2005       195,000,000       194,950,100
  Fortis Bank (a)                                  3.080%  07/06/2005       100,000,000        99,983,198
  Fortis Bank                                      3.275%  07/28/2005       600,000,000       600,000,000
  HBOS Treasury Service                            3.176%  07/14/2005       100,000,000       100,000,000
  HBOS Treasury Service (a)                        3.220%  07/18/2005       200,000,000       200,000,000
  HBOS Treasury Service (a)                        3.274%  07/27/2005       200,000,000       200,000,000
  HBOS Treasury Service                            3.760%  06/14/2006       192,000,000       192,000,000
  Nordea Bank Finland Plc (a)                      3.070%  07/12/2005       180,000,000       179,970,285
  Nordea Bank Finland Plc (a)                      3.257%  07/27/2005       300,000,000       299,948,313
  Royal Bank of Scotland (a)                       3.085%  07/05/2005       200,000,000       199,972,232
  Royal Bank of Scotland (a)                       3.156%  07/18/2005       175,000,000       174,951,205
  Svenska Handelsbanken (a)                        3.031%  07/01/2005       125,000,000       124,962,376
  Svenska Handelsbanken                            3.280%  07/29/2005     1,000,000,000     1,000,000,000
  Toronto Dominion Bank                            3.740%  06/19/2006       156,000,000       155,977,910
  Toronto Dominion Bank                            3.780%  07/03/2006       150,000,000       150,000,000
  UBS AG Stamford                                  3.290%  08/09/2005       990,000,000       990,000,000
                                                                                          ---------------
TOTAL YANKEE CERTIFICATE OF DEPOSIT                                                        11,339,168,247
                                                                                          ---------------
EURO CERTIFICATES OF DEPOSIT -- 4.45%
BANK FOREIGN -- 4.45%
  ABN AMRO Bank                                    3.470%  12/07/2005       180,000,000       180,003,906
  Barclays Bank Plc                                3.250%  07/27/2005       322,000,000       322,000,000
  Barclays Bank Plc                                3.290%  07/27/2005       625,000,000       625,000,222
  BNP Paribas SA                                   3.480%  12/01/2005       100,000,000       100,007,658
  Calyon NY                                        3.505%  12/30/2005        70,000,000        69,965,432
  HBOS Treasury Service (a)                        3.160%  08/08/2005       125,000,000       125,000,000

The accompanying notes are an integral part of these financial statements.

           STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2005 (UNAUDITED)

            NAME OF ISSUER                       INTEREST    MATURITY       PRINCIPAL        AMORTIZED
          AND TITLE OF ISSUE                       RATE        DATE          AMOUNT            COST +
-----------------------------------------       --------   ----------   ---------------   ---------------
EURO CERTIFICATES OF DEPOSIT -- (CONTINUED)
  KBC Bank NV                                      3.310%  08/09/2005   $   300,000,000   $   300,001,618
  Societe Generale                                 3.160%  08/10/2005       350,000,000       350,000,000
  Societe Generale                                 3.280%  09/12/2005        40,000,000        39,998,080
  Societe Generale                                 3.450%  11/17/2005       100,000,000       100,001,169
                                                                                          ---------------
TOTAL EURO CERTIFICATE OF DEPOSIT                                                           2,211,978,085
                                                                                          ---------------

BANK NOTES -- 4.61%
BANK DOMESTIC -- 4.61%
  Amsouth Bank Birmingham Alabama (a)              3.444%  09/22/2005       122,700,000       122,701,352
  Bank of America Corp. (a)                        3.060%  07/01/2005       400,000,000       400,000,000
  Bank of America Corp. (a)                        3.065%  07/01/2005       650,000,000       650,000,000
  Branch Bank & Trust Company (a)                  3.160%  08/10/2005       150,000,000       149,994,644
  M + I Marshall (a)                               3.445%  09/29/2005        95,000,000        94,985,016
  National City Bank (a)                           3.230%  07/25/2005       150,000,000       149,988,814
  National City Bank (a)                           3.266%  07/29/2005       200,000,000       199,978,924
  Southtrust Bank NA (a)                           3.290%  09/06/2005       200,000,000       199,990,480
  Wells Fargo Bank NA (a)                          3.450%  09/06/2005        43,575,000        43,613,971
  Wells Fargo Bank NA (a)                          3.480%  09/12/2005       275,000,000       275,362,099
                                                                                          ---------------
TOTAL BANK NOTES                                                                            2,286,615,300
                                                                                          ---------------

MEDIUM TERM NOTES -- 6.17%
BANK FOREIGN -- 2.69%
  Australia + New Zealand Banking (a) (b)          3.280%  07/23/2005       220,000,000       220,000,000
  HBOS Treasury Service (a) (b)                    3.274%  07/27/2005       200,000,000       200,000,000
  Nationwide Building Society (a) (b)              3.160%  07/07/2005       385,000,000       385,000,000
  Northern Rock Plc (a) (b)                        3.150%  07/05/2005       330,000,000       330,000,000
  Toyota Motor Credit Corp. (a)                    3.060%  06/12/2006       100,000,000       100,000,000
  Toyota Motor Credit Corp. (a)                    3.060%  07/08/2006       100,000,000       100,000,000
                                                                                          ---------------
                                                                                            1,335,000,000
                                                                                          ---------------
BROKERAGE -- 2.09%
  Merrill Lynch & Co., Inc. (a)                    3.180%  07/05/2005       305,000,000       305,000,000
  Merrill Lynch & Co., Inc. (a)                    3.559%  08/26/2005       126,500,000       126,821,165
  Morgan Stanley (a)                               3.180%  07/05/2005       305,000,000       305,000,000
  Morgan Stanley (a)                               3.220%  07/15/2005       300,000,000       300,000,000
                                                                                          ---------------
                                                                                            1,036,821,165
                                                                                          ---------------
FINANCE NON-CAPTIVE DIVERSIFIED -- 1.39%
  American Express (a)                             3.280%  07/28/2005       150,000,000       150,000,000
  American Express Centurion Bank (a)              3.220%  07/19/2005       150,000,000       150,000,000
  American Express Centurion Bank (a)              3.290%  07/29/2005       150,000,000       150,000,000
  General Electric Capital Corp. (a)               3.284%  07/11/2005       140,000,000       140,000,000
  General Electric Capital Corp. (a)               3.340%  07/18/2005       100,000,000       100,000,000
                                                                                          ---------------
                                                                                              690,000,000
                                                                                          ---------------
TOTAL MEDIUM TERM NOTES                                                                     3,061,821,165
                                                                                          ---------------

PROMISSORY NOTES -- 2.53%
BROKERAGE -- 2.53%
  Goldman Sachs (a) (c)                            3.350%  07/01/2005       400,000,000       400,000,000
  Goldman Sachs (a) (c)                            3.360%  07/01/2005       125,000,000       125,000,000
  Goldman Sachs (a) (c)                            3.370%  07/01/2005       200,000,000       200,000,000
  Goldman Sachs (a) (c)                            3.380%  07/01/2005       340,000,000       340,000,000
  Goldman Sachs (a) (c)                            3.380%  07/01/2005       100,000,000       100,000,000

The accompanying notes are an integral part of these financial statements.

           STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2005 (UNAUDITED)

                    NAME OF ISSUER                           INTEREST    MATURITY      PRINCIPAL         AMORTIZED
                  AND TITLE OF ISSUE                           RATE        DATE          AMOUNT            COST +
---------------------------------------------------------    --------   ----------   --------------   ----------------
PROMISSORY NOTES -- (CONTINUED)
  Goldman Sachs (a) (c)                                         3.276%  07/15/2005   $   90,000,000   $     90,000,000
                                                                                                      ----------------
TOTAL PROMISSORY NOTES                                                                                   1,255,000,000
                                                                                                      ----------------

MASTER NOTES -- 1.09%
BROKERAGE -- 1.09%
  Morgan Stanley (a) (d)                                        3.588%  07/01/2005      341,000,000        341,000,000
  Morgan Stanley (a) (d)                                        3.588%  07/01/2005      200,000,000        200,000,000
                                                                                                      ----------------
TOTAL MASTER NOTES                                                                                         541,000,000
                                                                                                      ----------------

TIME DEPOSITS -- 4.61%
BANK DOMESTIC -- 4.61%
  Citibank NA                                                   3.350%  07/01/2005      600,000,000        600,000,000
  Regions Bank (d)                                              3.200%  08/09/2005      200,000,000        200,000,000
  Societe Generale                                              3.375%  07/01/2005      750,000,000        750,000,000
  Wachovia Bank & Trust                                         3.300%  07/01/2005      736,252,000        736,252,000
                                                                                                      ----------------
TOTAL TIME DEPOSITS                                                                                      2,286,252,000
                                                                                                      ----------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 2.83%
  Federal Home Loan Bank (a)                                    3.314%  09/22/2005      757,000,000        756,336,341
  Federal Home Loan Mortgage (a)                                3.340%  09/27/2005      400,000,000        399,618,247
  Federal National Mortgage Association (a)                     3.040%  07/07/2005      250,000,000        249,779,478
                                                                                                      ----------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                                                 1,405,734,066
                                                                                                      ----------------

REPURCHASE AGREEMENTS  -- 35.07%
 ABN-AMRO Bank, 3.488% dated 06/30/05
  (collateralized by various Corporate Investment Grade
  Bonds, 0.00%-9.00% due 09/22/05-04/01/32 valued at
  $377,426,141); proceeds $365,035,359                          3.488%  07/01/2005      365,000,000        365,000,000
 Barclays Tri Party, 3.488% dated 06/30/05
  (collateralized by various Corporate Investment Grade
  Bonds, 0.00%-8.75% due 02/01/06-10/15/49 valued at
  $529,721,311); proceeds $500,048,299                          3.488%  07/01/2005      500,000,000        500,000,000
 Bank of America Tri Party, 3.350% dated 06/30/05
  (collateralized by various U.S. Government Obligations,
  4.00%-7.00% due 04/01/11-07/01/35 valued at
  $512,250,098); proceeds $500,232,639                          3.350%  07/05/2005      500,000,000        500,000,000
 BNP Paribas, 3.498% dated 06/30/05 (collateralized by
  various Corporate Investment Grade Bonds,
  0.00%-8.95% due 07/11/05-12/01/49 valued at
  $636,688,326); proceeds $618,060,040                          3.498%  07/01/2005      618,000,000        618,000,000
 Citigroup Tri Party, 3.538% dated 06/30/05
  (collateralized by various Corporate High Yield Bonds,
  0.00%-12.50% due 08/01/05-10/15/49 valued at
  $1,050,215,624); proceeds $1,012,099,443                      3.538%  07/01/2005    1,012,000,000      1,012,000,000
 Countrywide Tri Party, 3.320% dated 06/30/05
  (collateralized by various U.S. Government Obligations,
  3.25%-7.00% due 11/02/07-06/01/35 valued at
  $1,024,147,816); proceeds $1,000,092,222                      3.320%  07/05/2005    1,000,000,000      1,000,000,000

The accompanying notes are an integral part of these financial statements.

           STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2005 (UNAUDITED)

                    NAME OF ISSUER                           INTEREST    MATURITY      PRINCIPAL         AMORTIZED
                  AND TITLE OF ISSUE                           RATE        DATE          AMOUNT            COST +
---------------------------------------------------------    --------   ----------   --------------   ----------------
REPURCHASE AGREEMENTS -- (CONTINUED)
Credit Suisse First Boston, 3.518% dated 06/30/05
  (collateralized by various Equity Securities, valued at
  $1,128,825,406); proceeds $1,075,084,507                      3.518%  07/01/2005   $1,075,000,000   $  1,075,000,000
Deutsche Bank Tri Party, 3.488% dated 06/30/05
  (collateralized by various Asset Backed Securities,
  0.00%-7.50% due 07/14/05-05/15/45 valued at
  $153,000,000); proceeds $150,011,667                          3.488%  07/01/2005      150,000,000        150,000,000
Deutsche Bank Tri Party, 3.400% dated 06/30/05
  (collateralized by various U.S. Government Obligations,
  0.00%-7.50% due 07/14/05-05/15/45 valued at
  $247,860,000); proceeds $243,022,950                          3.400%  07/01/2005      243,000,000        243,000,000
Deutsche Bank Tri Party, 3.350% dated 06/30/05
  (collateralized by various U.S. Government Obligations,
  0.00%-7.50% due 07/14/05-05/15/45 valued at
  $867,000,000); proceeds $850,395,486                          3.350%  07/05/2005      850,000,000        850,000,000
Deutsche Bank Tri Party, 3.300% dated 06/30/05
  (collateralized by various Asset Backed Securities,
  0.00%-7.50% due 07/14/05-05/15/45 valued at
  $408,000,000); proceeds $401,466,667                          3.300%  08/09/2005      400,000,000        400,000,000
Dresdner Bank Tri Party, 3.498% dated 06/30/05
  (collateralized by various Corporate Bonds,
  0.00%-11.00% due 08/15/05-03/01/46 valued at
  $1,022,979,505); proceeds $975,094,724                        3.498%  07/01/2005      975,000,000        975,000,000
Goldman Sachs Tri Party, 3.538% dated 06/30/05
  (collateralized by various Corporate Bonds,
  4.13%-8.25% due 11/16/07-06/15/35 valued at
  $310,531,130); proceeds $300,000,000                          3.538%  07/01/2005      300,000,000        300,000,000
Goldman Sachs Tri Party, 3.488% dated 06/30/05
  (collateralized by various Asset Backed Securities,
  0.00% due 01/05/13-05/25/35 valued at
  $177,496,970); proceeds $174,016,856                          3.488%  07/01/2005      174,000,000        174,000,000
Greenwich Capital Markets Tri Party, 3.498% dated
  06/30/05 (collateralized by various Asset Backed
  Securities, 0.00%-8.35% due 12/28/06-10/25/44
  valued at $1,122,002,999); proceeds $1,100,101,139            3.498%  07/01/2005    1,100,000,000      1,100,000,000
HSBC Tri Party, 3.488% dated 06/30/05
  (collateralized by various Corporate Bonds,
  0.00%-13.25% due 07/29/05-12/15/50 valued at
  $808,503,223); proceeds $770,069,247                          3.488%  07/01/2005      770,000,000        770,000,000
Lehman Brothers Tri Party, 3.538% dated 06/30/05
  (collateralized by various Corporate Bonds,
  0.00%-13.50% due 06/01/08-08/15/31 valued at
  $126,004,782); proceeds $120,009,500                          3.538%  07/01/2005      120,000,000        120,000,000
Lehman Brothers Tri Party, 3.370% dated 06/30/05
  (collateralized by various U.S. Government Obligations,
  4.00%-9.50% due 12/01/05-07/01/35 valued at
  $1,020,002,744); proceeds $1,000,093,611                      3.370%  07/01/2005    1,000,000,000      1,000,000,000
Lehman Brothers Tri Party, 3.480% dated 06/30/05
  (collateralized by various Asset Backed Securities,
  0.00%-6.50% due 12/20/14-04/06/40 valued at
  $408,000,301); proceeds $400,038,667                          3.480%  07/01/2005      400,000,000        400,000,000
Lehman Brothers Tri Party, 3.518% dated 06/30/05
  (collateralized by various Equity Securities,
  valued at $548,811,122); proceeds $533,052,079                3.518%  07/01/2005      533,000,000        533,000,000

The accompanying notes are an integral part of these financial statements.

           STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2005 (UNAUDITED)

                    NAME OF ISSUER                           INTEREST    MATURITY      PRINCIPAL         AMORTIZED
                  AND TITLE OF ISSUE                           RATE        DATE          AMOUNT            COST +
---------------------------------------------------------    --------   ----------   --------------   ----------------
REPURCHASE AGREEMENTS -- (CONTINUED)
Lehman Brothers Tri Party, 3.488% dated 06/27/05
  (collateralized by various Investment Grade
  Bonds, 0.00%-8.75% due 03/01/06-09/25/40 valued at
  $367,502,754); proceeds $350,249,944                          3.488%  07/05/2005   $  350,000,000   $    350,000,000
Lehman Brothers Tri Party, 3.298% dated 06/29/05
  (collateralized by various Equity Securities,
  valued at $823,754,308); proceeds $807,107,944                3.298%  10/04/2005      800,000,000        800,000,000
Merrill Lynch Tri Party, 3.558% dated 06/30/05
  (collateralized by various Corporate High Yield Bonds,
  0.00%-11.13%, due 08/15/05-01/15/32 valued at
  $302,401,097); proceeds $288,023,200                          3.558%  07/01/2005      288,000,000        288,000,000
Merrill Lynch Tri Party, 3.518% dated 06/30/05
  (collateralized by various Equity Securities,
  0.00%, due 09/13/05-08/11/39 valued at
  $871,620,651); proceeds $830,081,098                          3.518%  07/01/2005      830,000,000        830,000,000
Morgan Stanley Tri Party, 3.563% dated 06/30/05
  (collateralized by various Convertible Investment Grade
  Bonds, 0.00%-7.00, due 08/01/10-01/01/49 valued at
  $368,005,317.); proceeds $350,034,635                         3.563%  07/01/2005      350,000,000        350,000,000
Morgan Stanley Tri Party, 3.563% dated 06/30/05
  (collateralized by various Convertible Investment Grade
  Bonds, 0.00%-12.00, due 05/15/06-09/01/31 valued at
  $211,688,675); proceeds $200,019,792                          3.563%  07/01/2005      200,000,000        200,000,000
UBS Warburg Tri Party, 3.110% dated 06/10/05
  (collateralized by various U.S. Government Obligations,
  0.00%-8.24%, due 03/15/19-12/06/39 valued at
  $510,002,651); proceeds $501,339,028                          3.110%  07/11/2005      500,000,000        500,000,000
UBS Warburg Tri Party, 3.290% dated 06/30/05
  (collateralized by various U.S. Government Obligations,
  0.00%-7.78%, due 09/30/08-08/07/45 valued at
  $1,020,003,757); proceeds $1,003,655,556                      3.290%  08/09/2005    1,000,000,000      1,000,000,000
UBS Warburg Tri Party, 3.290% dated 06/30/05
  (collateralized by various U.S. Government Obligations,
  0.00%-7.37%, due 03/15/10-05/25/44 valued at
  $1,020,002,591); proceeds $1,003,655,556                      3.290%  08/09/2005    1,000,000,000      1,000,000,000
                                                                                                      ----------------
TOTAL REPURCHASE AGREEMENTS                                                                             17,403,000,000
                                                                                                      ----------------
TOTAL INVESTMENTS -- 99.94%                                                                             49,593,956,385
OTHER ASSETS LESS LIABILITIES -- 0.06%                                                                      31,067,570
                                                                                                      ----------------
NET ASSETS -- 100.00%                                                                                 $ 49,625,023,955

The accompanying notes are an integral part of these financial statements.

           STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2005 (UNAUDITED)

(a) Floating Rate Note - Interest rate shown is in effect at June 30, 2005. Date disclosed is the next interest rate reset date.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 3.14% of net assets as of June 30, 2005, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 2.53% of net assets as of June 30, 2005, are considered illiquid and restricted (see table below for more information).

                                                                                 ACQUISTION                     AMORTIZED
                                                                                    COST                       COST VALUE
                                                                                 PERCENTAGE                    PERCENTAGE
                                                                                 OF FUND'S       AMORTIZED      OF FUND'S
             RESTRICTED SECURITIES          ACQUISITION DATE   ACQUISTION COST    NET ASSETS     COST VALUE    NET ASSETS
-----------------------------------------   ----------------   ---------------   -----------    ------------   ----------
Goldman Sachs Promissory Note, 3.35%, due       2/3/2005       $   400,000,000       0.94%      $400,000,000      0.81%
07/01/05

Goldman Sachs Promissory Note, 3.36%, due      6/10/2005           125,000,000       0.24        125,000,000      0.25
07/01/05

Goldman Sachs Promissory Note, 3.37%, due      9/24/2004           200,000,000       0.41        200,000,000      0.40
07/01/05

Goldman Sachs Promissory Note, 3.38%, due      4/15/2005           340,000,000       0.73        340,000,000      0.69
07/01/05

Goldman Sachs Promissory Note, 3.38%, due      4/15/2005           100,000,000       0.22        100,000,000      0.20
07/01/05

Goldman Sachs Promissory Note, 3.28%, due      6/15/2005            90,000,000       0.18         90,000,000      0.18
07/01/05

(d) Illiquid securities representing 1.49% of net assets.

+   See note 2 of Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005 (UNAUDITED)

ASSETS:
Cash................................................................     $            863
Investments in securities, at amortized cost........................       32,190,956,385
Repurchase agreements...............................................       17,403,000,000
Interest receivable.................................................           37,047,917
Prepaid insurance and other assets..................................              280,472
                                                                         ----------------
          Total Assets..............................................       49,631,285,637
                                                                         ----------------

LIABILITIES:
Dividend payable....................................................            4,507,080
Advisory fee payable................................................              717,383
Administration fee payable..........................................              304,872
Custodian fee payable...............................................              127,817
Default insurance policy fee payable................................              514,979
Transfer agent fee payable..........................................               89,551
                                                                         ----------------
          Total Liabilities.........................................            6,261,682
                                                                         ----------------

NET ASSETS..........................................................     $ 49,625,023,955
                                                                         ================

NET ASSETS CONSIST OF:
Capital stock, $0.001 par value;
      49,636,584,574 shares issued and outstanding..................     $     49,636,585
Capital paid in excess of par.......................................       49,586,954,431
Accumulated net realized loss on investments........................          (11,567,061)
                                                                         ----------------
Net Assets..........................................................     $ 49,625,023,955
                                                                         ================

Net asset value, offering, and redemption price per share...........     $           1.00
                                                                         ================

   The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

INVESTMENT INCOME:
Interest......................................................      $  631,966,312
                                                                    --------------
EXPENSES:
Default insurance policy fee..................................           4,094,360
Advisory fee..................................................           3,980,628
Administration fee............................................           1,705,982
Custodian fee.................................................             796,126
Transfer agent fee............................................             341,197
Insurance expense.............................................             278,596
Trustees fee..................................................              38,886
Legal fee.....................................................              18,823
Audit fee.....................................................              14,043
Miscellaneous expense.........................................               3,385
                                                                    --------------
     Total expenses...........................................          11,272,026
Fee waiver (Note 3)...........................................             (78,262)
                                                                    --------------
Total net expenses............................................          11,193,764
                                                                    --------------
Net investment income.........................................         620,772,548
                                                                    --------------
NET REALIZED GAIN ON INVESTMENTS:
Net realized gain on investments..............................             248,005
                                                                    --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..........      $  621,020,553
                                                                    ==============

   The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                                   SIX MONTHS ENDED        YEAR ENDED
                                                                    JUNE 30, 2005       DECEMBER 31, 2004
                                                                     (UNAUDITED)
                                                                   -----------------    -----------------
FROM OPERATIONS:
Net investment income.........................................     $     620,772,548    $     706,860,037
Net realized gain (loss) on investments.......................               248,005          (11,806,532)
                                                                   -----------------    -----------------

Net increase in net assets resulting from operations..........           621,020,553          695,053,505
                                                                   -----------------    -----------------

DISTRIBUTIONS FROM:
Net investment income.........................................          (620,772,548)        (706,860,037)
Net realized gain on investments..............................                     -              (13,133)
                                                                   -----------------    -----------------
Total distributions...........................................          (620,772,548)        (706,873,170)
                                                                   -----------------    -----------------

FROM FUND SHARE TRANSACTIONS (AT CONSTANT $1.00 PER SHARE):
Proceeds from shares sold.....................................       170,284,516,674      342,840,804,540
Cost of redemptions...........................................      (168,563,706,905)    (341,890,100,506)
                                                                   -----------------    -----------------

Net increase in net assets from Fund share transactions.......         1,720,809,769          950,704,034
                                                                   -----------------    -----------------

Net increase in net assets....................................         1,721,057,774          938,884,369

NET ASSETS:
Beginning of period...........................................        47,903,966,181       46,965,081,812
                                                                   -----------------    -----------------
End of period.................................................     $  49,625,023,955    $  47,903,966,181
                                                                   =================    =================
Undistributed net investment income...........................     $               0    $               0
                                                                   =================    =================

   The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO

FINANCIAL HIGHLIGHTS

                                      SIX MONTHS ENDED                       FOR YEARS ENDED DECEMBER 31,
                                        JUNE 30, 2005          --------------------------------------------------------
                                        (UNAUDITED)              2004          2003        2002       2001       2000
                                      ----------------         --------      --------    --------   --------   --------
Per Share Operating
PERFORMANCE:

Net asset value, beginning
     of period.....................   $         1.0000         $ 1.0000      $ 1.0000    $ 1.0000   $ 1.0000   $ 1.0000
                                      ----------------         --------      --------    --------   --------   --------
Net investment income..............             0.0135           0.0137        0.0118      0.0192     0.0431     0.0641
Distributions from net
     investment income.............            (0.0135)         (0.0137)      (0.0118)    (0.0192)   (0.0431)   (0.0641)
Distributions from net
     realized gain on
     investments...................                  -          (0.0000)(c)         -           -          -          -
                                      ----------------         --------      --------    --------   --------   --------

     Total distributions...........            (0.0135)         (0.0137)      (0.0118)    (0.0192)   (0.0431)   (0.0641)
                                      ----------------         --------      --------    --------   --------   --------
Net increase from
    investment operations..........             0.0000           0.0000        0.0000      0.0000     0.0000     0.0000
                                      ----------------         --------      --------    --------   --------   --------

Net asset value,
    end of period..................   $         1.0000         $ 1.0000      $ 1.0000    $ 1.0000   $ 1.0000   $ 1.0000
                                      ================         ========      ========    ========   ========   ========

TOTAL INVESTMENT
    RETURN (a).....................               1.35%(d)         1.38%(d)      1.18%       1.94%      4.40%      6.60%

RATIOS AND SUPPLEMENTAL
    DATA:
Ratio of net expenses to average
    net assets.....................               0.05%(b)(e)      0.04%(b)      0.05%       0.05%      0.04%      0.03%
Ratio of net investment income
    to average net assets..........               2.73%(e)         1.36%         1.16%       1.92%      4.33%      6.43%
Net assets, end of period
    (in millions)..................   $         49,625         $ 47,904      $ 46,965    $ 23,606   $ 19,986   $ 19,227

(a) Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Amounts for periods less than one year have not been annualized.

(b) This reflects the impact of a voluntary fee waiver by SSgA FM and State Street during the six months ended June 30, 2005 and the year ended December 31, 2004 (see Note 3 of Notes to Financial Statements.) Had SSgA FM and State Street not undertaken this waiver, the ratio of expenses to average net assets would have been 0.05% for the six months ended June 30, 2005 and 0.05% for the year ended December 31, 2004 on an annualized basis.

(c)   Less than $0.00005 per share.

(d) Total investment return would have been lower had SSgA FM and State Street not waived fees, as detailed in Note 3 of Notes to Financial Statements.

(e)   Annualized.

   The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005 (UNAUDITED)

1. ORGANIZATION AND FUND DESCRIPTION

State Street Navigator Securities Lending Trust (the "Trust") was organized as a Massachusetts business trust on June 15, 1995 and is registered under the Investment Company Act of 1940, as amended, ("1940 Act") as a diversified, open-end management investment company. The Trust has established three series of shares of beneficial interest representing interests in three separate portfolios: State Street Navigator Securities Lending Government Portfolio, State Street Navigator Securities Lending Prime Portfolio and State Street Navigator Securities Lending Short-Term Bond Portfolio. Currently, only State Street Navigator Securities Lending Prime Portfolio (the "Fund") has commenced operations. The Fund is a money market fund used as a vehicle for the investment of cash collateral received in conjunction with securities loans under the Global Securities Lending Program maintained by State Street Bank and Trust Company ("State Street"). The Fund's objective is to maximize current income to the extent consistent with the preservation of capital and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the
Fund:

Security Valuation: As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Security Transactions and Related Investment Income: Securities transactions are recorded on trade date. Realized gains and losses on sales of securities are determined on the basis of identified cost. Interest income is recorded on the accrual basis. Interest income is increased by accretion of discount and reduced by amortization of premium.

Repurchase Agreements: A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time which, in the case of the Fund's transactions, is within seven days. The total amount received by the Fund on repurchase is calculated to exceed the price paid by the Fund, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities may consist of United States Government securities and other securities that are non-traditional, such as investment and non-investment grade corporate debt and equity securities of U.S. issuers ("Non-traditional Repurchase Agreement"). SSgA Funds Management, Inc. ("SSgA FM"), a subsidiary of State Street Corporation and an affiliate of State Street, is responsible for ensuring that each Non-traditional Repurchase Agreement constitutes an eligible security for purposes of Rule 2a-7 of the 1940 Act. Repurchase agreements are fully collateralized at all times. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Fund will seek to dispose of such securities; this action could involve costs or delays. The Fund typically enters into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA FM. However, the Fund may invest up to ten percent of its net assets in repurchase agreements maturing in more than seven days.

Federal Income Taxes: It is the policy of the Fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the Fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore, no provision has been made for federal income or excise tax on income and capital gains.

At June 30, 2005, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

The tax character of distributions paid during the years ended December 31, 2004 and December 31, 2003 were as follows:

DISTRIBUTIONS PAID FROM:

        ORDINARY INCOME
-----------------------------
    2004             2003
-------------   -------------
$ 706,873,170   $ 404,677,932

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005 (UNAUDITED)

As of December 31, 2004, the components of distributable earnings (accumulated losses) on a U.S. Federal income tax basis were as follows:

                                     UNREALIZED          LOSS
 UNDISTRIBUTED     UNDISTRIBUTED    APPRECIATION    CARRYFORWARDS
ORDINARY INCOME   LONG-TERM GAIN   (DEPRECIATION)   AND DEFERRALS       TOTAL
---------------   --------------   --------------   ---------------  ------------
$             -   $            -   $            -   $   (8,432,884)  $ (8,432,884)

The difference between book basis and tax basis distributable earnings is attributable primarily to post-October losses. Under current tax law, certain capital and net foreign currency losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. For the year ended December 31, 2004, the Fund elected to defer $3,382,182 net capital losses arising between November 1, 2004 and December 31, 2004.

To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains. As determined on December 31, 2004, the Fund had unused capital loss carryforwards available for Federal income tax purposes to offset net realized capital gains, if any, of $8,432,884, expiring in 2012.

Dividends and Distributions to Shareholders: The Fund declares and pays dividends daily from net investment income. Distributions from long-term capital gains, if any, will be made at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

Use of Estimates: The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications: Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

3. FEES AND COMPENSATION PAID TO AFFILIATES

SSgA FM serves as the Fund's investment adviser and State Street serves as the administrator, custodian and transfer agent.

Advisory Fee: Under the terms of the investment advisory agreement, the Fund pays an advisory fee to SSgA FM at an annual rate of .0175% of the Fund's average daily net assets.

Administration Fee: Under the terms of the administration agreement, the Fund pays an annual administration fee to State Street equal to .0075% of the Fund's average daily net assets.

Custodian Fee: Under the terms of the custody agreement, the Fund pays an annual custody and accounting fee to State Street equal to .0035% of the Fund's average daily net assets.

Transfer Agent Fee: Under the terms of the transfer agency agreement, the Fund pays an annual transfer agency fee to State Street equal to .0015% of the Fund's average daily net assets.

For the period November 1, 2004 to January 2, 2005, SSgA FM and State Street voluntarily waived the advisory, administration, custodian, and transfer agent fees. For the six months ended June 30, 2005, waived fees amounted to $45,653 for advisory, $19,565 for administration, $9,131 for custodian, and $3,913 for transfer agent fees. The fee waiver was discontinued by SSgA FM and State Street, effective January 3, 2005.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005 (UNAUDITED)

4. TRUSTEES' FEES

The Trust pays each trustee who is not an officer or employee of SSgA FM or State Street $2,500 for each meeting of the Board of Trustees and an additional $1,000 for each telephonic meeting attended. The Trust also pays each trustee an annual retainer of $15,000, other than the Chairman who receives an annual retainer of $20,000. Each trustee is reimbursed for out-of-pocket and travel expenses.

5. FINANCIAL GUARANTY INSURANCE POLICY

Effective June 10, 2005, the Trust has entered into a Financial Guaranty Insurance Agreement (the "Default Insurance Policy") with Ambac Assurance Corporation ("Ambac"). Prior to June 10, 2005, the Trust had a similar agreement with MBIA Insurance Corporation. The Default Insurance Policy provides limited coverage for certain loss events involving money market instruments held by the Fund. These loss events include non-payment of principal or interest or a bankruptcy or insolvency of the issuer or credit enhancement provider (if any). The prior Default Insurance Policy was subject to an aggregate loss limitation of $480 million and a deductible of 30 basis points of the net assets of the Fund, determined as of the close of business on the first business day prior to the loss event. The current Default Insurance Policy is subject to an aggregate loss limitation of $585 million and a deductible of 30 basis points of the net assets of the Fund, determined as of the close of business on the first business day prior to the loss event. The Default Insurance Policy is intended as a credit enhancement strategy for the Fund. The Default Insurance Policy does not cover losses resulting from changes in interest rates or other market developments. While the Default Insurance Policy is intended to provide some protection against credit risk and to help the Fund maintain a constant price per share of $1.00, there is no guarantee that the Policy will do so. The Fund has made no claims under the prior or current Default Insurance Policies for the six months ended June 30, 2005.

6. BENEFICIAL INTEREST

At June 30, 2005, four mutual fund complexes each owned over 5% of the Fund's outstanding shares, amounting to 39.90% of total shares. A redemption by one or more of the Fund's shareholders may cause the remaining shareholders to bear proportionately higher operating expenses and otherwise affect the Fund's future liquidity and investment operations.

STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO
JUNE 30, 2005 (UNAUDITED)

PROXY VOTING POLICIES AND PROCEDURES

Information regarding the Fund's proxy voting policies and procedures, as well as information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available without charge (i) by calling 1-877-521-4083 (toll free), or (ii) on the website of the Securities and Exchange Commission ("SEC") at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-877-521-4083 (toll-free).

BOARD DELIBERATIONS REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT

GENERAL BACKGROUND

SSgA Funds Management, Inc. ("SSgA FM") serves as the investment adviser to the State Street Navigator Securities Lending Prime Portfolio (the "Fund") pursuant to an advisory agreement dated May 1, 2001 ("Advisory Agreement"), between SSgA FM and the Trust. Under the Advisory Agreement, SSgA FM directs the Fund's investments in accordance with its investment objectives, policies and limitations. Under the terms of the Advisory Agreement, the Fund pays an advisory fee to SSgA FM at an annual rate of 0.0175% of the Fund's average daily net assets. The Board of Trustees (the "Board") is legally required to review and reapprove the Advisory Agreement once a year. Throughout the year, the Board considers a wide variety of materials and information about the Fund, including, for example, the Fund's investment performance, adherence to stated investment objectives and strategies, assets under management, expenses, regulatory compliance and management. The Board periodically meets with SSgA FM's portfolio managers and reviews and evaluates their professional experience, credentials and qualifications. This information supplements the materials the Board received in preparation for the meeting described below.

APPROVAL PROCESS

The Board, consisting entirely of "independent trustees" within the meaning of the 1940 Act, unanimously approved the Advisory Agreement at an "in person" meeting held on February 15, 2005 (the "Meeting"). In determining whether it was appropriate to approve the Advisory Agreement, the Board requested information, provided by SSgA FM, that it believed to be reasonably necessary to reach its conclusion. At the Meeting, the Board discussed issues pertaining to the proposed reapproval of the Advisory Agreement with representatives from SSgA FM and independent legal counsel. Prior to the Meeting, the Board had held an executive session with independent counsel to discuss, among other things, the approval of the Advisory Agreement. During the executive session, the Board discussed the following: (1) the nature, extent, and quality of services to be provided by SSgA FM under the Advisory Agreement; (2) the investment performance of the Trust and SSgA FM; (3) the cost of the services to be provided and profits to be realized by SSgA FM and its affiliates from the relationship with the Trust; (4) the extent to which economies of scale would be realized as the Trust grows; and (5) whether fee levels reflect these economies of scale for the benefit of the Trust's investors. The Board noted that, in connection with evaluating the nature, extent, and quality of services to be provided by SSgA FM, as well as the reasonableness of overall compensation paid by the Trust to SSgA FM, they considered (a) the requirements of the Trust for the services provided by SSgA FM; (b) the profitability of SSgA FM with respect to the management of the Trust; (c) the capabilities and financial condition of SSgA FM; (d) the historical relationship between the Trust and SSgA FM; and (e) any "fall-out" financial benefits that SSgA FM or any of its affiliates may receive.

To support its deliberations at the Meeting, the Board requested and received the following materials: (1) a comprehensive memorandum from independent counsel discussing the factors the Board should consider in approving the Advisory Agreement; (2) a report from SSgA FM describing its key personnel, investment process, research department, compliance program and SSgA FM's securities portfolio execution process; (3) a report of SSgA FM's profitability of providing advisory services to the Trust; (4) SSgA FM's Form ADV; and (5) data from Lipper, Inc. ("Lipper") showing the advisory fees and total expense ratios of the Fund compared to other funds with similar investment objectives and of similar asset size.

In reaching their determinations relating to the reapproval of the Advisory Agreement, the Board considered, among others, the following factors.

The Nature, Extent, and Quality of Services to be provided by SSgA FM under the Advisory Agreement

The Board reviewed the terms of the Advisory Agreement and reviewed the Fund's fees and expenses compared to other funds with similar investment objectives and of similar asset size. The Board recognized Trust management's position that, as the Trust is a private placement investment vehicle consisting of one very large portfolio that is used as a securities lending collateral pool, the Trust does not have any direct competitors. The Board also considered Trust management's explanation that, although to the best of Trust management's knowledge there are no other truly comparable funds, Trust management compared the fee structure for the Trust versus the Lipper universe of money market funds with assets greater than $1 billion.

The Board also considered SSgA FM's profitability report and certain limiting factors with respect to increasing economies of scale. The Board recognized SSgA FM's position that, while the Fund has realized some economies of scale, as the Fund has grown over the years, the portfolio management and support infrastructure at SSgA FM have expanded with the asset growth, including expanding the overall securities monitored and reviewed from a potential investment and credit worthiness perspective and the overall holdings in the Fund itself. The Board also recognized SSgA FM's position with respect to other limiting factors not based purely on economics, such as capacity and size considerations and the increasing overall regulatory risk of managing mutual funds in general and money market assets in particular.

The Board considered SSgA FM's qualifications and experience with the Board. In considering the nature, extent and quality of the services provided by SSgA FM, the Board relied on their prior experience as Trustees of the Trust as well as on the materials provided at the Meeting. The Board noted that, under the Advisory Agreement, SSgA FM is responsible for managing the investment operations of the Fund in accordance with the Fund's investment objective and policies, applicable legal and regulatory requirements, and the instructions of the Board, for providing necessary and appropriate reports and information to the Board, for maintaining all necessary books and records pertaining to the Fund's securities transactions, and for furnishing the Fund with the assistance, cooperation, and information necessary for the Fund to meet various legal requirements regarding registration and reporting. The Board also noted the distinctive nature of the Fund as a privately placed investment vehicle that is used as a securities lending collateral pool and the experience and expertise appropriate for and adviser to such a fund. The Board reviewed the background and experience of SSgA FM's senior management, including those individuals responsible for the investment and compliance operations of the Fund. They also considered the resources, operational structures and practices of SSgA FM in managing the Fund, in monitoring and securing the Fund's compliance with its investment objectives and policies and with applicable laws and regulations, and in seeking best execution of Fund transactions. The Board also considered information about SSgA FM's overall investment management business, noting that SSgA FM serves a wide range of clients across a broad spectrum of asset classes and had approximately $98 billion in assets under management as of December 31, 2004. Drawing upon the materials provided and their general knowledge of the business of SSgA FM and its parent, State Street Global Advisers, with which SSgA FM shares all of its senior personnel, the Board determined that SSgA FM and its affiliates have the experience and resources necessary to manage the Fund. On the basis of this review, the Board concluded that the nature and extent of the services provided by SSgA FM to the Trust were appropriate, had been of uniformly high quality, and could be expected to remain so.

The Investment Performance of the Trust and SSgA FM

In evaluating the investment performance of the Trust and SSgA FM, the Board relied upon information provided at the Meeting and upon reports provided to the Board by SSgA FM throughout the preceding year. The Board reviewed the performance of the Fund versus the Lipper universe of money market funds and determined that the Fund had in fact outperformed both the average and median of Lipper peers over the past one, three and five year periods. The Board noted that the number of funds in the peer groups for the one, three, and five year periods were 303, 260, and 200, respectively. On the basis of this review, the Board concluded that the Fund's performance has been exceptional when compared to its relevant benchmarks and other funds with similar investment objectives and asset size.

The Cost of the Services to be provided and Profits to be Realized by SSgA FM and its Affiliates from the Relationship with the Trust

The Board reviewed an expense comparison report prepared by Lipper. The report compared the advisory management fees and other expenses as a percentage of net assets for the Fund versus nine other institutional money market funds with assets greater than $1 billion. The Board noted that both the contractual and actual management fees and the total expense ratios of the Fund were lowest of the Lipper universe. The Board concluded that, although the number of comparable funds was limited, the data available confirmed the reasonableness of SSgA FM's fees. The Board considered the profitability of the advisory arrangement with the Fund to SSgA FM and of the Trust's relationship with SSgA FM's affiliate, State Street Bank and Trust Co. ("State Street"), in its role as administrator, transfer agent and custodian for the Trust. The Board had been provided with data on the Fund's profitability to SSgA FM and discussed with representatives of SSgA FM and State Street the methodologies used in computing the costs that formed the basis of the profitability calculations. Concluding that these methodologies were reasonable, and after extensive discussion and analysis the Board determined that, to the extent that SSgA FM's and State Street's relationships with the Trust had been profitable to either or both of those entities, the profitability was in no case such as to render the advisory fee excessive. The Board further determined that, to the extent that SSgA FM derives other benefits from its relationship with the Trust, those benefits are not so significant as to render SSgA FM's fees excessive. On the basis of this review, the Board concluded that (1) the Fund's advisory fees and expense ratios are well below those of other funds with similar investment objectives and asset size, and (2) the profitability of SSgA FM for providing services to the Fund was within the range previously determined by courts to be fair and reasonable.

The Extent to which Economies of Scale would be realized as the Trust grows and whether Fee Levels reflect these Economies of Scale for the Benefit of the Trust's Investors

The Board considered certain limiting factors described by SSgA FM with respect to increasing economies of scale, including the increased number of the Fund's portfolio holdings, the increase in the portfolio management and support infrastructure at SSgA FM, and the expansion of the overall securities monitored and reviewed from a potential investment and credit worthiness perspective. The Board considered that SSgA FM and the Board had previously discussed the propriety of instituting breakpoints in the Fund's management fee but that SSgA FM had noted that its fee is already less than any known fee charged by a competitor to advise a money market portfolio approaching the size of the Fund. The Board concluded that the Fund's low advisory fee and low total expenses sufficiently reflect any economies of scale realized by the Fund's asset growth.

APPROVAL

The Board carefully evaluated the materials and information provided at the Meeting and throughout the year and was advised by independent legal counsel with respect to its deliberations. In approving the Advisory Agreement, the Board did not identify any single factor as controlling. Based on the Board's evaluation of all the factors that it deemed relevant, the Board concluded that:
SSgA FM demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; the performance of the Fund is exceptional in relation to the performance of funds with similar investment objectives; and the proposed advisory fee rate is fair and reasonable, given the scope and quality of the services to be rendered by SSgA FM.

         TRUSTEES                                       INVESTMENT ADVISER
    Michael A. Jessee                              SSgA Funds Management, Inc.
  George J. Sullivan Jr.                          State Street Financial Center
       Peter Tufano                                     One Lincoln Street
                                                         Boston, MA 02111

 INDEPENDENT ACCOUNTANTS                                  LEGAL COUNSEL
PricewaterhouseCoopers LLP                              GoodwinProcter LLP
     125 High Street                                      Exchange Place
     Boston, MA 02110                                    Boston, MA 02109

                  ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT
                       State Street Bank and Trust Company
                               225 Franklin Street
                                Boston, MA 02110

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                       State Street Bank and Trust Company
                               Securities Finance
                          State Street Financial Center
                               One Lincoln Street
                                Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

ITEM 2. CODE OF ETHICS.

Disclosure required in Registrant's annual Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Disclosure required in Registrant's annual Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Disclosure required in Registrant's annual Form N-CSR.

ITEM 5. DISCLOSURE OF AUDIT COMMITTEES FOR LISTED COMPANIES.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable to the Registrant.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable to the Registrant.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(2) Certifications of principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act.

(b) Certifications of principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the 1940 Act.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(REGISTRANT):  State Street Navigator Securities Lending Trust

By: /s/ Edward J. O'Brien
    --------------------------
    Edward J. O'Brien
    President

By: /s/ Gary L. French
    --------------------------
    Gary L. French
    Treasurer

Date: August 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Edward J. O'Brien
    --------------------------
    Edward J. O'Brien
    President

By: /s/ Gary L. French
    --------------------------
    Gary L. French
    Treasurer

Date: August 31, 2005